Loans	12 Months Ended
Dec. 31, 2025
Loans [Abstract]
LOANS

NOTE 10 — LOANS

Loans represent amounts payable to various banks and financial institutions in accordance with the scheduled payment terms outlined in the respective loan agreements. These loans are secured by collateral or guarantees and are classified as either short-term or long-term based on their respective maturities.

			As of December 31,
Financial Institutions	Loan period	Interest rate	2025	2024
			US$	US$
China Minsheng Bank(1)(3)	February 11, 2025 to February 11, 2026	3.30%	285,996	-
China Minsheng Bank(1)(3)	June 30, 2025 to June 30, 2026	3.30%	428,994	-
China Minsheng Bank(1)(3)	September 3, 2025 to September 3, 2026	3.30%	571,992	-
Bank of Rizhao(2)	April 10, 2025 to April 10, 2026	3.50%	714,990	-
Rural Commercial Bank of Shandong(2)	September 29, 2025 to September 29, 2026	3.20%	3,574,952	-
Rural Commercial Bank of Shandong(2)	November 21, 2025 to November 18, 2026	3.50%	714,990	-
XCMG Commercial Factoring (Xuzhou) Co., Ltd(1)(4)	November 28, 2025 to February 25, 2026	3.50%	500,493	-
XCMG Commercial Factoring (Xuzhou) Co., Ltd(1)(4)	December 12, 2025 to March 25, 2026	3.50%	171,598	-
Bank of Beijing(1)(3)	December 29, 2025 to December 29, 2026	3.10%	714,990	-
Industrial and Commercial Bank of China	March 21, 2025 to March 20, 2026	3.65%	142,998	-
Industrial and Commercial Bank of China	March 21, 2025 to March 18, 2026	3.65%	285,999	-
Bank of Beijing(1)	December 25, 2024 to December 25, 2025	3.10%	-	958,995
Rural Commercial Bank of Shandong(1)(2)	December 2, 2024 to November 26, 2025	4.35%	-	684,997
Bank of Rizhao(1)(2)	April 17, 2024 to April 10, 2025	3.70%	-	1,095,996
China Minsheng Bank(1)(3)	August 30, 2024 to August 30, 2025	4.00%	-	684,997
Weihai City Commercial Bank(1)	February 29, 2024 to February 25, 2025	3.75%	-	1,095,996
Agricultural Bank of China(1)(2)	September 29, 2024 to September 28, 2025	3.90%	-	1,315,195
Short-term loans			8,107,992	5,836,176

Shenzhen Qianhai WeBank Co., Ltd.(1)(2)	January 30, 2024 to February 1, 2026	6.28%	40,857	234,856
Bank of Weifang(1)(2)	April 25, 2023 to April 22, 2026	2.80%	100,099	-
Bank of Weifang(1)(2)	May 10, 2023 to April 22, 2026	2.80%	1,272,683	5,480
Rural Commercial Bank of Shandong(1)(2)	April 28, 2023 to April 27, 2026	3.50%	1,993,393	2,740
Current portion of long-term loans			3,407,032	243,076
Total short-term loans			11,515,024	6,079,252

Shenzhen Qianhai WeBank Co., Ltd.(1)(2)	January 30, 2024 to February 1, 2026	6.28%	-	39,143
Bank of Weifang(1)(2)	April 25, 2023 to April 22, 2026	2.80%-3.30%	-	136,999
Bank of Weifang(1)(2)	May 10, 2023 to April 22, 2026	2.80%-3.30%	-	1,219,295
Rural Commercial Bank of Shandong(1)(2)	April 28, 2023 to April 27, 2026	3.50%-4.10%	-	1,909,772
Non-current portion of long-term loans			-	3,305,209

(1)	The loans were guaranteed by the CEO, Jie Liu, and/or the family members of the CEO, Yuanqing Liu, Ronglan Sun and Hongyu Hao.

(2)	The loans were secured by various patents, land use rights and construction in progress, real estate.

(3)	The loans were secured by accounts receivable.

(4)	The loans were secured by recourse financing on eligible accounts receivable.

Interest expense pertaining to the above short-term loans for the years ended December 31, 2025, 2024 and 2023 amounted to $226,264, $281,139 and $450,929, respectively, which included in the “Interest and financing expenses, net” in the Company’s consolidated statements of operations and comprehensive income (loss). The weighted average interest rate for short-term loans was 3.29%, 4.35% and 5.70% for the years ended December 31, 2025, 2024 and 2023, respectively.

Interest expense pertaining to the above long-term loans for the years ended December 31, 2025, 2024 and 2023 amounted to $165,003, $155,472 and $91,135, respectively, which included in the “Interest and financing expenses, net” in the Company’s consolidated statements of operations and comprehensive income (loss).

All the bank loans were denominated in RMB.